Principal accounting policies - Schedule of Movement in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses on accounts receivable	$ 12,424	$ 6,587	$ 1,995
Accounts Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,749	3,469
Allowance for credit losses on accounts receivable	12,424	6,587
Accounts receivable written off	(1,669)	(2,621)
Exchange differences	282	342
Ending balance	22,786	11,749	3,469
Loans and Interest Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses on accounts receivable	289
Ending balance	289
Cumulative Effect, Period of Adoption, Adjustment | Accounts Receivable | ASU No. 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		3,972
Ending balance			3,972
Cumulative Effect, Period of Adoption, Adjusted Balance | Accounts Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 11,749	7,441
Ending balance		$ 11,749	$ 7,441